Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Abstract]
Depreciation and amortization expense	$ 147.0	$ 166.4	$ 165.4